SHARE CAPITAL (Detail) - USD ($)	1 Months Ended	3 Months Ended
	Jul. 31, 2018	Jun. 30, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, value authorized		$ 500,000,000
Common stock, shares authorized (in shares)		500,000,000
Ordinary shares par value (in dollars per share)		$ 1.00	$ 1.00
Ordinary shares issued (in shares)		170,968,092	169,821,192
At-the-market Offering
Class of Stock [Line Items]
Sale of stock	100.0
Stock issued during period (in shares)		1,146,900
Proceeds from issuance of common stock		$ 9,300,000